Share-based payment - Narrative (Details)		12 Months Ended
	Mar. 06, 2024 $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2025 $ / shares	Sep. 09, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		408,201	519,647
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	11 months
At-Listing Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share) | $ / shares							$ 6.72
Granted (in shares)		0	0
One Time Retention Bonus Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share) | $ / shares	$ 0.81
Granted (in shares)		0	333,481
Employee Stock Purchase Plan | RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		24 months
Holding period (in years)		12 months
Granted (in shares)		22,685	29,228
Share Based Retention Program | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share) | $ / shares						$ 1.14
Granted (in shares)		29,222	0
Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		3 years	3 years	3 years	3 years
Long Term Incentive Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		131,733	45,162
Tranche one | At-Listing Plan | Executives and Key Management | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested		0.33
Tranche two | At-Listing Plan | Executives and Key Management | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested		0.33
Tranche three | At-Listing Plan | Executives and Key Management | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested		0.34
Matching Program 1 | RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		20,327
Weighted average share price, share options granted (in usd per share) | $ / shares		$ 1.04
Matching Program 2 | RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		2,358
Weighted average share price, share options granted (in usd per share) | $ / shares		$ 0.64